Organization and Principal Activities - Additional Information (Detail)	12 Months Ended					1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary	Dec. 31, 2013 Acorn International	Dec. 31, 2011 Acorn Hong Kong USD ($)	Dec. 31, 2011 Acorn Hong Kong HKD	Dec. 31, 2011 Acorn Hong Kong USD ($)	Dec. 31, 2013 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") USD ($)	Dec. 31, 2013 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") CNY	Dec. 31, 2013 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum USD ($)	Dec. 31, 2013 Acorn Information Technology (Shanghai) Co., Ltd. ("Acorn Information") Maximum CNY	Dec. 31, 2013 Beijing Acorn Trade Co., Ltd. ("Beijing Acorn") and Shanghai Acorn Network Technology Development Co., Ltd. ("Shanghai Network") Entity Shareholder	Dec. 31, 2013 Beijing HJX Technology Development Co., Ltd. ("Beijing HJX") and Shanghai HJX Electronic Technology Co., Ltd. ("HJX Electronic") Entity Shareholder	Dec. 31, 2013 Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX") USD ($)	Dec. 31, 2013 Shanghai HJX Digital Technology Co., Ltd. ("Shanghai HJX") CNY
Organization and Principal Activities [Line Items]
Date of incorporation					Dec. 20, 2005				Aug. 27, 2004	Aug. 27, 2004					Aug. 23, 2004	Aug. 23, 2004
Percentage of ownership interest sold						51.00%	51.00%	51.00%
Proceeds from disposal of equity interest in consolidated subsidiary						$ 800,000	6,100,000
Gain from sale of Acorn Hong Kong	55,379							55,379
Number of VIEs which hold direct sales licenses													2	2
Variable interest entity, ownership percentage													100.00%	100.00%
Number of shareholders													2	2
Approximate interest-free loans to the shareholders of the VIEs									26,700,000	162,500,000					8,700,000	53,000,000
Approximate additional interest-free loans to the shareholders of the VIEs											$ 5,000,000	30,400,000
Percentage of total common shares issued and outstanding					12.90%
Percentage contribution of VIEs, consolidated net revenues		74.70%	78.50%	80.10%
Percentage contribution of VIEs, total assets		11.30%	12.50%
Percentage contribution of VIEs, total liabilities		15.10%	25.50%